BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of borrowings
	As of December 31,
	2011	2012

Borrowing within one year	8,847	1,077
Borrowing over one year	378	408
Total borrowings	9,225	1,485